Offerings	Sep. 23, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.150% Senior Notes 2029
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 749,707,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,780.22
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). Payment of the registration fee at the time of filing of the registrant's registration statement on Form S-3 (File No. 333-269159) filed with the Securities and Exchange Commission on January 9, 2023 was deferred pursuant to Rules 456(b) and 457(r) of the Securities Act, and is paid herewith. This registration fee table shall be deemed to update the "Calculation of Registration Fee" table in such registration statement.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.500% Senior Notes 2031
Amount Registered | shares	1,250,000,000
Maximum Aggregate Offering Price	$ 1,250,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 191,375.00
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). Payment of the registration fee at the time of filing of the registrant's registration statement on Form S-3 (File No. 333-269159) filed with the Securities and Exchange Commission on January 9, 2023 was deferred pursuant to Rules 456(b) and 457(r) of the Securities Act, and is paid herewith. This registration fee table shall be deemed to update the "Calculation of Registration Fee" table in such registration statement.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.750% Senior Notes 2032
Amount Registered | shares	1,250,000,000
Maximum Aggregate Offering Price	$ 1,246,462,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 190,833.41
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). Payment of the registration fee at the time of filing of the registrant's registration statement on Form S-3 (File No. 333-269159) filed with the Securities and Exchange Commission on January 9, 2023 was deferred pursuant to Rules 456(b) and 457(r) of the Securities Act, and is paid herewith. This registration fee table shall be deemed to update the "Calculation of Registration Fee" table in such registration statement.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.100% Senior Notes 2036
Amount Registered | shares	1,250,000,000
Maximum Aggregate Offering Price	$ 1,245,412,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 190,672.66
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). Payment of the registration fee at the time of filing of the registrant's registration statement on Form S-3 (File No. 333-269159) filed with the Securities and Exchange Commission on January 9, 2023 was deferred pursuant to Rules 456(b) and 457(r) of the Securities Act, and is paid herewith. This registration fee table shall be deemed to update the "Calculation of Registration Fee" table in such registration statement.